Insurance Contracts - Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	€ 94	€ 69
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(139)	(124)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	478	514
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(965)	(1,011)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(525)	(492)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	183	189
Insurance [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	109	94
Insurance [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(154)	(155)
Insurance [member] | Ten Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	105	91
Insurance [member] | Ten Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(532)	(577)
Insurance [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(446)	(463)
Insurance [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	€ 125	€ 142